Guarantees and Charges (Details) - Dec. 31, 2020 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Guarantees and Charges (Details) [Line Items]
Value of loans for which collateral has been pledged	$ 2,362	₪ 7,585
Contingent liability for guarantees [Member]
Guarantees and Charges (Details) [Line Items]
Contingent liability	$ 272